Financial Risk Management - Market Risk - Potential Impact of Changes in Interest Rates on Fixed Asset Portfolio (Details) - Debt securities - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value of fixed income portfolio, no change	$ 16,315.4	$ 20,561.5
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value of fixed income portfolio, 200 basis point increase	15,752.1	19,902.5
Hypothetical $ change effect on net earnings, 200 basis point increase	$ (463.3)	$ (541.1)
Hypothetical % change in fair value, 200 basis point increase	(3.50%)	(3.20%)
Fair value of fixed income portfolio, 100 basis point increase	$ 16,018.9	$ 20,227.4
Hypothetical $ change effect on net earnings, 100 basis point increase	$ (243.6)	$ (274.3)
Hypothetical % change in fair value, 100 basis point increase	(1.80%)	(1.60%)
Fair value of fixed income portfolio, no change	$ 16,315.4	$ 20,561.5
Fair value of fixed income portfolio, 100 basis point decrease	16,712.8	20,915.6
Hypothetical $ change effect on net earnings, 100 basis point decrease	$ 326.8	$ 290.4
Hypothetical % change in fair value, 100 basis point decrease	2.40%	1.70%
Fair value of fixed income portfolio, 200 basis point decrease	$ 17,162.3	$ 21,282.1
Hypothetical $ change effect on net earnings, 200 basis point decrease	$ 695.8	$ 590.6
Hypothetical % change in fair value, 200 basis point decrease	5.20%	3.50%